PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Index Solution 2060 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 3.9%
429,712
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
$ 21,520,664
3.9
Total Exchange-Traded
Funds
(Cost $21,111,910)
21,520,664
3.9
MUTUAL FUNDS : 96.0%
Affiliated Investment Companies : 96.0%
584,291  Voya U.S. Bond Index
Portfolio - Class I
5,451,438
1.0
2,242,544  Voya VACS Index
Series EM Portfolio
27,516,016
5.0
10,691,332  Voya VACS Index
Series I Portfolio
128,402,892
23.5
3,096,554  Voya VACS Index
Series MC Portfolio
38,118,575
7.0
21,240,313  Voya VACS Index
Series S Portfolio
302,674,464
55.5
1,837,991  Voya VACS Index
Series SC Portfolio
21,761,815
4.0
Total Mutual Funds
(Cost $418,102,920)
523,925,200
96.0
Total Long-Term
Investments
(Cost $439,214,830)
545,445,864
99.9
Total Investments in
Securities
(Cost $439,214,830) $ 545,445,864 99.9
Assets in Excess of
Other Liabilities 345,249 0.1
Net Assets $ 545,791,113 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Index Solution 2060 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 21,520,664 $ — $ — $ 21,520,664
Mutual Funds 523,925,200 — — 523,925,200
Total Investments, at fair value $ 545,445,864 $ — $ — $ 545,445,864
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya U.S. Bond Index Portfolio -
Class I
$ 4,568,859 $ 3,130,409 $ (2,313,131) $ 65,301 $ 5,451,438 $ 153,811 $ 18,732 $ —
Voya VACS Index Series EM
Portfolio
30,294,898 4,266,900 (9,200,659) 2,154,877 27,516,016 904,263 476,047 —
Voya VACS Index Series I Portfolio
103,459,162 20,523,566 (6,150,690) 10,570,854 128,402,892 2,821,849 809,465 —
Voya VACS Index Series MC
Portfolio
26,665,442 15,575,635 (7,002,981) 2,880,479 38,118,575 324,984 969,230 113,711
Voya VACS Index Series S
Portfolio
227,275,242 57,137,376 (22,702,100) 40,963,946 302,674,464 3,450,975 7,061,113 1,327,298
Voya VACS Index Series SC
Portfolio
27,954,483 4,475,006 (11,006,941) 339,267 21,761,815 383,167 793,669 197,218
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
12,163,599 8,999,420 — 357,645 21,520,664 552,602 — —
$ 432,381,685 $ 114,108,312 $ (58,376,502) $ 57,332,369 $ 545,445,864 $ 8,591,651 $ 10,128,256 $ 1,638,227
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 106,231,034
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 106,231,034